CONSOLIDATED STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and Due from Banks	$ 7,322,813,233	$ 4,718,751,562
Cash	3,150,139,510	2,614,103,633
Financial Institutions and Correspondents	4,172,673,723	2,104,647,929
Argentine Central Bank (BCRA)	3,961,270,315	1,940,130,208
Other, Local and Foreign Financial Institutions	211,403,408	164,517,721
Debt Securities at fair value through profit or loss	1,637,926,982	1,415,695,020
Derivative Financial Instruments	4,517,903	83,434,721
Repurchase Transactions	0	2,766,551,954
Other Financial Assets	1,885,172,397	421,079,578
Loans and Other Financing	15,621,023,971	7,283,530,406
Non-financial Public Sector	8,843,039	1,089,553
Argentine Central Bank (BCRA)	0	96,452
Other Financial Institutions	178,433,805	64,540,233
Non-financial Private Sector and Residents Abroad	16,158,663,135	7,532,666,576
Expected credit loss allowance	(724,916,008)	(314,862,408)
Other Debt Securities	4,864,662,160	4,554,317,522
Financial Assets Pledged as Collateral	1,611,617,385	1,020,304,979
Current Income Tax Assets	227,168	4,836,969
Investments in Equity Instruments	45,693,300	22,785,410
Equity investments in Associates and Joint Ventures	4,438,050	6,266,081
Property, Plant and Equipment	1,080,828,136	839,918,063
Intangible Assets	330,578,023	292,255,146
Deferred Income Tax Assets	442,983,468	448,622,915
Insurance Contract Assets	37,178,393	23,220,782
Reinsurance Contract Assets	59,124,372	67,655,158
Other Non-financial Assets	339,926,984	183,813,357
Non-current Assets Held for Sale	15,770,279	177,129
Total Assets	35,304,482,204	24,153,216,752
Liabilities
Deposits	20,231,127,931	13,494,564,030
Non-financial Public Sector	308,030,172	156,440,548
Financial Sector	1,075,675	6,569,447
Non-financial Private Sector and Residents Abroad	19,922,022,084	13,331,554,035
Liabilities at fair value through profit or loss	9,777,215	116,994,621
Derivative Financial Instruments	8,329,699	28,935,340
Repurchase Transactions	423,095,210	55,196,186
Other Financial Liabilities	3,868,112,993	3,010,456,587
Financing Received from the Argentine Central Bank and Other Financial Institutions	479,636,814	326,569,454
Debt Securities	1,096,011,970	219,201,761
Current Income Tax Liabilities	174,577,677	644,020,378
Subordinated Debt Securities	288,917,745	486,118,312
Provisions	430,578,034	48,201,999
Deferred Income Tax Liabilities	148,911,933	41,032,188
Insurance Contracts Liabilities	723,224,667	249,901,470
Reinsurance Contracts Liabilities	0	5,115,361
Other Non-financial Liabilities	838,827,074	657,659,267
Total Liabilities	28,721,128,962	19,383,966,954
Shareholders’ Equity
Capital Stock	1,588,514	1,474,692
Paid-in capital	697,387,566	17,281,187
Capital Adjustments	1,777,901,786	1,719,612,939
Reserves	3,626,675,581	3,535,949,968
Retained Deficit	(1,305,854,780)	(1,308,049,363)
Other Comprehensive Income	21,511,467	5,614,589
Income for the Year	1,763,971,045	797,156,007
Shareholders’ Equity Attributable to Parent Company´s Owners	6,583,181,179	4,769,040,019
Shareholders’ Equity Attributable to Non-controlling Interests	172,063	209,779
Total Shareholders’ Equity	$ 6,583,353,242	$ 4,769,249,798